Transactions with related parties	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Transactions with related parties

14	Transactions with related parties
There were no changes in the related party transactions described in the Annual Report and Accounts 2023 that have had a material effect on the financial position or performance of HSBC in the half-year to 30 June 2024. All related party transactions that took place in the half-year to
30 June 2024 were similar in nature to those disclosed in the Annual Report and Accounts 2023.